Leases (Details) - Schedule of Maturities of Lease Liabilities	Mar. 31, 2024 USD ($)
Operating Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2025	$ 1,679,607
2026	1,163,010
2027	467,286
2028	404,128
2029	249,647
Thereafter	559,781
Total lease payments	4,523,459
Less: imputed interest	(511,414)
Present value of lease liabilities	4,012,045
Finance Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2025	202,516
2026	161,194
2027	100,635
2028	20,652
2029	940
Thereafter
Total lease payments	485,937
Less: imputed interest	(51,813)
Present value of lease liabilities	$ 434,124